Average Annual Total Returns{- Fidelity Short-Term Bond Fund} - 08.31 Fidelity Short-Term Bond Fund Retail PRO-05 - Fidelity Short-Term Bond Fund	Fidelity Short-Term Bond Fund Return Before Taxes Past 1 year	Fidelity Short-Term Bond Fund Return Before Taxes Past 5 years	Fidelity Short-Term Bond Fund Return Before Taxes Past 10 years	Fidelity Short-Term Bond Fund After Taxes on Distributions Past 1 year	Fidelity Short-Term Bond Fund After Taxes on Distributions Past 5 years	Fidelity Short-Term Bond Fund After Taxes on Distributions Past 10 years	Fidelity Short-Term Bond Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Short-Term Bond Fund After Taxes on Distributions and Sales Past 5 years	Fidelity Short-Term Bond Fund After Taxes on Distributions and Sales Past 10 years	LB013 Past 1 year	LB013 Past 5 years	LB013 Past 10 years
Total	4.20%	1.73%	1.80%	3.30%	1.12%	1.27%	2.48%	1.05%	1.16%	4.03%	1.67%	1.54%